Notes to the consolidated statements of income	12 Months Ended
Dec. 31, 2022
Notes to the consolidated statements of income
Notes to the consolidated statements of income

4.Notes to the consolidated statements of income

a)Revenue

The Company recognized the following revenue in the consolidated statements of income for the years ended December 31, 2022, 2021 and 2020:

Revenue
in € THOUS
	2022			2021			2020
	Revenue from			Revenue from			Revenue from
	contracts with	Other		contracts with	Other		contracts with	Other
	customers	revenue	Total	customers	revenue	Total	customers	revenue	Total

Health care services	14,966,580	451,489	15,418,069	13,479,438	396,844	13,876,282	13,810,589	303,810	14,114,399
Health care products	3,876,321	103,627	3,979,948	3,623,951	118,452	3,742,403	3,639,995	104,669	3,744,664

Total	18,842,901	555,116	19,398,017	17,103,389	515,296	17,618,685	17,450,584	408,479	17,859,063

For further information on the revenue attributable to the Company’s operating segments, see note 26.

The Company recognized the following amounts as receivables and contract liabilities relating to contracts with customers for the years ended December 31, 2022 and 2021:

Trade accounts receivables from unrelated parties and contract liabilities in € THOUS
	2022	2021

Trade accounts receivables from unrelated parties	3,381,006	3,309,353
Contract liabilities	63,273	428,034

Impairment loss in the amount of €43,285, €43,968 and €27,541 for the years ended December 31, 2022, 2021 and 2020, respectively, related to receivables arising from contracts with customers.

The change in the contract liabilities balance during the period results primarily from advance payments received under the Centers for Medicare and Medicaid Services’ (CMS) Accelerated and Advance Payment program which are recorded as contract liabilities upon receipt and recognized as revenue when the respective services are provided.

In 2022, contract liabilities related to sales of dialysis machines where revenue is recognized upon installation and provision of the necessary technical instructions whereas a receivable is recognized once the machine is billed to the customer and to advance payments from customers. In 2021, contract liabilities related to advance payments from customers and to sales of dialysis machines where revenue is recognized upon installation and provision of the necessary technical instructions whereas a receivable is recognized once the machine is billed to the customer.

Contract liabilities are shown in the consolidated balance sheet in line items “Current provisions and other current liabilities” and “Non-current provisions and other non-current liabilities.”

At December 31, 2022, revenue recognized that was included in the contract liabilities balance at the beginning of the period was €429,583 (2021: €527,066).

At December 31, 2022, performance obligations of €966,308 (2021: €1,428,897) are unsatisfied (or partially unsatisfied).

The expected recognition of the transaction price allocated to unsatisfied performance obligations as revenue for the next five years and in the aggregate for the five years thereafter is as follows:

Unsatisfied performance obligations
in € THOUS
	2022	2021

1 year	283,208	686,505
1 - 3 years	342,274	383,682
3 - 5 years	266,302	256,922
5 - 10 years	74,524	101,788
Total	966,308	1,428,897

b)Selling, general and administrative expenses

Selling, general and administrative expenses are generated in the administrative, logistic and selling functions which are not attributable to production or research and development. Furthermore, general and administrative expenses included realized and unrealized foreign exchange gains and losses.

In addition, the Company recognized, among others, the following general and administrative expenses for the years ended December 31, 2022, 2021 and 2020:

Notable general and administrative expenses
in € THOUS
	2022	2021	2020
Impairment Loss in the Latin America Segment	—	—	194,468
Income attributable to a consent agreement on foregone profits from the sale of certain pharmaceuticals to non-associated companies	(83,212)	(44,300)	(39,540)
Reimbursement payments and funding received related to economic assistance programs to address the consequences of the COVID-19 pandemic	(49,652)	(8,716)	(27,414)
Net (gain) loss from changes in the fair value of investments, mainly related to equity investments	96,423	66,151	(20,938)
(Gain) loss from right-of-use assets	(18,692)	(4,975)	(12,867)
Net (gain) loss from the sale of investments and divestitures	(47,733)	(4,054)	(41,938)
Net (gain) loss related to variable payments outstanding for acquisitions, mainly due to revaluation	(3,904)	(6,716)	(1,996)
Impairment loss on property, plant and equipment, intangible assets and right-of-use assets	118,229	36,554	2,758
Net (gain) loss from the sale of fixed and intangible assets	18,936	(21,141)	17,358
Costs related to the InterWell Health transaction	24,367	—	—
Costs related to U.S. ballot initiatives	22,514	—	26,069

In 2022, general and administrative expenses included costs for restructuring activities related to the FME25 Program in the amount of €190,065, mainly for severance payments and related personnel expense, the impairment of fixed, intangible and right-of-use assets and consulting expense.

In 2021, general and administrative expenses included costs for restructuring activities related to the FME25 Program in the amount of €62,862, mainly for the impairment of right-of-use assets and consulting expense.

c)Research and development expenses

Research and development expenses of €228,624 (2021: €220,782 and 2020: €193,774) included research and non-capitalizable development costs as well as depreciation and amortization expenses related to capitalized development costs of €9,994 (2021: €6,437 and 2020: €5,024).

d)Cost of materials

The cost of materials for the year ended December 31, 2022, 2021 and 2020 consisted of the following:

Cost of materials
in € THOUS
	2022	2021	2020

Cost of raw materials, supplies and purchased components	3,939,649	3,622,169	3,668,053
Cost of purchased services	280,913	240,699	236,302
Cost of materials	4,220,562	3,862,868	3,904,355

e)Personnel expenses

Included within costs of revenue, selling, general and administrative expenses and research and development expenses are personnel expenses in the amount of €7,939,397, €6,962,118 and €7,067,407 for the years ended December 31, 2022, 2021 and 2020, respectively. Personnel expenses consisted of the following:

Personnel expenses
in € THOUS
	2022	2021	2020

Wages and salaries	6,390,322	5,618,236	5,753,795
Social security contributions and cost of retirement benefits and social assistance	1,549,075	1,343,882	1,313,612
thereof retirement benefits	217,165	189,176	181,347
Personnel expenses	7,939,397	6,962,118	7,067,407

The Company employed the following personnel on a total headcount basis, on average, for the following years:

Employees by function(1)
	2022	2021	2020

Production and services	111,472	112,201	113,628
Administration	12,166	13,216	13,386
Sales and marketing	4,877	4,648	4,085
Research and development	1,226	1,245	1,242
Total employees	129,741	131,310	132,341
(1)

The figures for 2021 and 2020 have been adjusted from full-time equivalents to total headcount to conform with the current year’s presentation. The Company believes this information provides a more accurate assessment of the number of employees working for the Company and provides additional insight regarding the composition of its personnel expenses incurred for the years presented.

f)Net interest

Net interest in the amount of €292,476 (2021: €280,429 and 2020: €368,019) included interest expense of €360,139 (2021: €353,599 and 2020: €409,978) and interest income of €67,663 (2021: €73,170 and 2020: €41,959). Interest expense resulted mainly from the Company’s financial liabilities including outstanding bonds, loans and credit facilities (see note 13 and note 14) as well as lease liabilities and lease liabilities from related parties (see note 5 b) and note 21). In 2022, interest income primarily resulted from a release of interest accruals related to uncertain tax treatments, income related to royalty receivables and interest on lease receivables and overdue receivables. In 2021, interest income primarily resulted from a release of interest accruals related to uncertain tax treatments, interest on lease receivables and overdue receivables and income related to royalty receivables. In 2020, interest income primarily resulted from interest on overdue receivables, valuation of derivatives and lease receivables.

g)Income taxes

Income before income taxes is attributable to the following geographic locations:

Income before income taxes
in € THOUS
	2022	2021	2020

Germany	(30,186)	81,246	160,866
United States	829,699	1,090,797	1,487,931
Other	419,766	399,818	287,593
Total	1,219,279	1,571,861	1,936,390

Income tax expense (benefit) for the years ended December 31, 2022, 2021 and 2020 consisted of the following:

Income tax expense (benefit)
in € THOUS
	2022	2021	2020
Current
Germany	(5,423)	(11,675)	17,879
United States	190,058	181,714	242,062
Other	181,790	115,535	129,512
	366,425	285,574	389,453
Deferred
Germany	16,963	18,404	27,844
United States	(13,767)	47,018	95,444
Other	(44,667)	1,837	(12,183)
	(41,471)	67,259	111,105
Total	324,954	352,833	500,558

A reconciliation between the expected and actual income tax expense is shown below. The expected corporate income tax expense is computed by applying the German corporation tax rate (including the solidarity surcharge) and the trade tax rate on income before income taxes. The German combined statutory tax rates were 30.14%, 30.14% and 30.21% for the fiscal years ended December 31, 2022, 2021 and 2020, respectively.

Reconciliation of income taxes
in € THOUS
	2022	2021	2020

Expected corporate income tax expense	367,491	473,759	584,983
Tax free income	(53,282)	(41,566)	(51,231)
Income from equity method investees	(24,909)	(26,722)	(28,510)
Tax rate differentials	(39,064)	(40,604)	(71,755)
Non-deductible expenses(1)	77,465	50,682	106,437
Taxes for prior years	(848)	(38,502)	(2,748)
Noncontrolling partnership interests	(54,636)	(65,489)	(70,300)
Tax rate changes	(359)	3,543	4,221
Change in realizability of deferred tax assets and tax credits	33,683	20,736	12,627
Withholding taxes	9,160	5,912	4,858
Other	10,253	11,084	11,976
Income tax expense	324,954	352,833	500,558

Effective tax rate	26.7%	22.4%	25.9%
(1)	Non-deductible tax expenses for the year ended December 31, 2020 included €58,749 related to the Impairment Loss in the Latin America Segment discussed above.

The tax effects of the temporary differences and net operating losses that give rise to deferred tax assets and liabilities at December 31, 2022 and 2021, are presented below:

Deferred income tax assets and liabilities
in € THOUS
	2022	2021
Deferred tax assets
Trade accounts receivable	23,448	21,407
Inventories	62,663	73,078
Intangible assets	6,875	5,587
Property, plant and equipment and other non-current assets	86,182	83,946
Lease liabilities	894,451	904,265
Provisions and other liabilities	212,167	197,765
Pension liabilities	93,431	168,278
Net operating loss carryforwards, tax credit carryforwards and interest carryforwards	113,713	97,287
Derivatives	1,893	4,211
Compensation expense related to stock options	1,190	1,763
Other	73,882	40,562
Total deferred tax assets	1,569,895	1,598,149

Deferred tax liabilities
Trade accounts receivable	27,311	47,378
Inventories	5,875	3,808
Intangible assets	886,696	834,190
Property, plant and equipment and other non-current assets	267,064	276,922
Right-of-use assets	793,855	818,314
Provisions and other liabilities	6,533	15,423
Pension liabilities	65	—
Derivatives	4,204	700
Other	202,088	154,506
Total deferred tax liabilities	2,193,691	2,151,241
Net deferred tax liabilities	(623,796)	(553,092)

In the consolidated balance sheets, the accumulated amounts of deferred tax assets and liabilities are shown as follows:

Net deferred income tax assets and liabilities
in € THOUS
	2022	2021

Deferred tax assets	312,679	315,360
Deferred tax liabilities	936,475	868,452
Net deferred tax liabilities	(623,796)	(553,092)

The change in the balance of deferred tax assets and deferred tax liabilities does not equal the deferred tax expense/(benefit). This is due to deferred taxes that are booked directly to equity, the effects of exchange rate changes on tax assets and liabilities denominated in currencies other than euro and the acquisition and disposal of entities as part of ordinary activities.

The net operating losses included in the table below reflect U.S. federal tax, German corporate income tax, and other tax loss carryforwards in the various countries in which the Company operates, and expire as follows:

Net operating loss carryforwards
in € THOUS
For the year ended December 31, 2022		For the year ended December 31, 2021
2023	19,274	2022	14,422
2024	14,979	2023	13,972
2025	27,238	2024	21,400
2026	50,856	2025	40,610
2027	75,953	2026	59,632
2028	28,295	2027	25,465
2029	53,910	2028	5,826
2030	2,999	2029	4,484
2031	1,672	2030	2,520
2032 and thereafter	131,039	2031 and thereafter	47,494
Without expiration date	420,026	Without expiration date	291,848
Total	826,241	Total	527,673

Included in the balance of net operating loss carryforwards at December 31, 2022 are €531,231 (2021: €282,275) not expected to be absorbed. Deferred tax assets regarding this portion are not recognized.

In assessing the realizability of deferred tax assets, management considers to which extent it is probable that the deferred tax asset will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences and tax loss carryforwards become deductible. Management considers the expected reversal of deferred tax liabilities and projected future taxable income in making this assessment and believes it is probable the Company will realize the benefits of these deferred tax assets at December 31, 2022.

In Germany, certain entities realized losses due to impacts that COVID-19 and the Ukraine War had on the global economy and financial markets as well as additional restructuring costs. The Company considers deferred tax assets on these losses realizable as the losses are covered by the expected reversal of deferred tax liabilities. Additionally, the Company expects future taxable profits over the periods in which the deferred tax assets are deductible.

The Company provides for income taxes and foreign withholding taxes on the cumulative earnings of foreign subsidiaries and foreign subsidiaries in which the Company has ownership of less than 100% that will not be reinvested. At December 31, 2022, the Company provided for €11,972 (2021: €8,759) of deferred tax liabilities associated with earnings that are likely to be distributed in the following year(s). Provision has not been made for additional taxes on €8,945,633 (2021: €9,563,193) undistributed earnings of foreign subsidiaries as these earnings are considered indefinitely reinvested. The earnings could become subject to additional tax if remitted or deemed remitted as dividends; however, calculation of such additional tax is not practicable. These taxes would predominantly comprise foreign withholding tax on dividends of foreign subsidiaries, and German income tax; however, those dividends and capital gains would generally be 95% tax free for German tax purposes.

h)Impacts of COVID-19

The Company provides life-sustaining dialysis treatments and other critical health care services and products to patients. The Company’s patients need regular and frequent dialysis treatments, or else they face significant adverse health consequences that could result in hospitalization or death. To be able to continue care for its patients in light of COVID-19, the Company determined that it needed to implement a number of measures, both operational and financial, to maintain an adequate workforce, to protect its patients and employees through expanded personal protective equipment protocols and to develop surge capacity for patients suspected or confirmed to have COVID-19. Additionally, the Company experienced a loss of revenue due to the pandemic in certain parts of its business, partially offset by increased demand for its services and products in other parts. Various governments in regions in which the Company operates have provided economic assistance programs to address the consequences of the pandemic on companies and support health care providers and patients.

The Company recorded €284,742 and €72,531 for the year ended December 31, 2022 and December 31, 2021, respectively, within the statement of profit and loss for government grants in various regions in which it operates. In addition to the costs incurred which are eligible for government funding in various countries, the Company has been affected by impacts that COVID-19 had on the global economy and financial markets as well as effects related to lockdowns.

On March 27, 2020, the Coronavirus Aid, Relief, and Economic Security Act (CARES Act) was enacted in the U.S. The CARES Act provides relief funds to hospitals and other health care providers in connection with the impact of the on-going COVID-19 pandemic. During 2022 and 2021, the Company received $235,394 (€223,536) and $122,025 (€103,171), respectively, in U.S. Department of Health and Human Services (U.S. HHS) funding available for health care providers affected by the COVID-19 pandemic. During 2022 and 2021, the Company recognized operating income of $291,446 (€276,783) and $73,672 (€62,289), respectively, used to offset eligible costs. The Company currently estimates that all funds received from grants comply with the terms and conditions associated with the funding received. All funding received in the U.S. is to be applied solely to the Company’s U.S. operations. In accordance with the conditions of the funding received under the grants, the Company is obliged and committed to fulfilling all the requirements of the grant funding arrangements in the respective jurisdictions in which funding was received. The Company has determined that there is reasonable assurance that it will continue to be entitled to the amounts received and comply with the requirements related to the grants.

The remaining amount of U.S. government grants received recorded in deferred income was $6,104 (€5,723) and $62,176 (€54,897) at December 31, 2022 and December 31, 2021, respectively (see note 12). The Company also recorded a contract liability for advance payments received under the CMS Accelerated and Advance Payment program which is currently recorded within current provisions and other current liabilities. Contract liabilities related to the CMS Accelerated and Advance Payment program were $5,275 (€4,946) and $442,568 (€390,754) at December 31, 2022 and December 31, 2021, respectively.

For further information regarding government grants, see note 1 y).